Basis of Presentation and Liquidity (Details Narrative) - USD ($) $ in Thousands		3 Months Ended
	Mar. 17, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated deficit		$ 122,257	$ 121,106	$ 120,285
Private Placement [Member]
Number of common stock shares sold, shares	4,059,994
Private Placement [Member] | April 10, 2018 [Member]
Number of common stock shares sold, shares		6,540,669
Number of common stock shares sold, value		$ 2,900